Risk management and concentrations of risk (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2017 USD ($)	[1]
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 169,443
Derivative Liability, Fair value carrying amount liability	$ (5,081)
Derivative, Term	Sept 2026
Derivative, Fixed interest rate	2.80%	[2]
Gallant [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 131,625
Derivative Liability, Fair value carrying amount liability	$ (721)
Derivative, Term	Sept 2019
Derivative, Fixed interest rate	1.90%	[2]
Grace [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 143,500
Derivative Liability, Fair value carrying amount liability	$ (2,082)
Derivative, Term	March 2020
Derivative, Fixed interest rate	2.30%	[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.